Organization and Nature of Operations (Details)			12 Months Ended
	Dec. 21, 2023 USD ($)	Jul. 18, 2023 USD ($)	Sep. 30, 2024 m²	Sep. 30, 2023	Aug. 31, 2021	Jun. 29, 2020
Organization and Nature of Operations [Line Items]
Date of incorporation			Sep. 26, 2019
Area of land (in Square Meters) | m²			45,000
Capital paid in cash (in Dollars) | $	$ 45,000	$ 45,000
Owns of equity interest			90.00%
Mr. Tao Ling [Member]
Organization and Nature of Operations [Line Items]
Equity percentage ordinary shares			39.99%
Mr. Xiaohong Yin [Member]
Organization and Nature of Operations [Line Items]
Equity percentage ordinary shares			9.51%
Jiangsu Austin [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			87.88%
Beijing Suhongyuanda Science and Technology Co., Ltd [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			9.97%			100.00%
VIE Arrangement [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			97.85%
Ostin [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			100.00%
Austin Optronics Technology Co., Limited [Member]
Organization and Nature of Operations [Line Items]
Owns of equity interest		90.00%
Jiangsu Austin [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage				1.00%	39.97%
Jiangsu Austin [Member] | VIE Arrangement [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage			97.85%
WFOE [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage					97.85%